EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS





                            ANALYSTS INVESTMENT TRUST

                                  ANNUAL REPORT

                                  July 31, 1999



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND

                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND



                                    CONTENTS

                                                                           PAGE
                                                                           ----
Message from the Fund President/Portfolio Manager                           1


Performance Summary                                                         3


Independent Auditors Report                                                 5


Statements of Assets and Liabilities                                        6


Analysts Stock Fund Schedule of Investments in Securities                   7


Analysts Fixed Income Fund Schedule of Investments in Securities            8


Analysts Internet.Fund Schedule of Investments in Securities               10


Statements of Operations                                                   11


Statements of Changes in Net Assets                                        12


Financial Highlights                                                       13


Notes to Financial Statements                                              15


Trustees and Officers                                                      18

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                -------------------------------------------------

ANALYSTS STOCK FUND
-------------------

This report covers the period August 1, 1998 through July 31, 1999. The total return of the Stock Fund from August 1, 1998 through July 31, 1999 was 14.36%. This compares to a 14.01% rate of return for the Dow Jones World-Global Index
(DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 14.04% verses 12.02% for the DJWG.

The one-year returns of the Analysts Stock Fund and the DJWG were almost the same. This period was highlighted by the Federal Reserve cutting interest rates 75 basis points and then raising rates in May 1999 by 25 basis points and in August 1999 by another 25 basis points. Stocks rallied from October 1998 through July 1999 with the S&P 500 hitting an all time high of 1418 on July 16. Long-term interest rates have been increasing since October 1998 taking the 30-year Treasury bond from 4.75% in October 1998 to 6.20% in June 1999. I believe the rise in long term rates is due primarily to the world economic recovery and heavy issuance of corporate debt. The Analysts Stock Fund has maintained a discipline of blending large and small capitalization stocks, value and growth stocks, and foreign and domestic stocks. The Fund has also diversified in many sectors but has slightly over weighted the technology sector. Large capitalization stocks have outperformed all other groups of stocks during this period and since the Analysts Stock Fund is a blend of large and small capitalization stocks it has underperformed in this regard. Since technology stocks have also outperformed non-technology stocks during this period, the overweighting of this sector has helped the Analysts Stock Fund stay ahead of the DJWG despite the presence of medium and small capitalization stocks in the Analysts Stock Fund portfolio. The strategy of the Analysts Stock Fund will continue to be diversity between Large Capitalization, Small Capitalization, International, Real Estate Investment Trusts and Natural Resources Stocks, blending value and growth styles of investing. Our research indicates that an allocation between these broad groups has provided the highest risk adjusted returns.

The international economic crisis that started in Thailand in 1997 has now ended and a world recovery is underway. Economists are predicting growth for Asia for the upcoming year, which will increase demand for goods and services. Oil prices have recovered in response to increasing demand and OPEC's production cuts. The Fed has responded by tightening the Fed Funds rate by 50 basis points in June and August 1999. The U.S. economy appears to be in good shape with low unemployment, steady growth, and stable prices. The Fed is concerned about the tight labor markets and high capacity utilization rates. If the economy grows too fast, shortages will develop in the labor markets and production will not keep up with demand. This could lead to an inflationary environment disrupting financial markets. Long-term interest rates should remain in a range for the next 12 months between 5.5% to 6.5% as the economy slows in response to the Fed tightening. In this stable interest rate and stable price environment stocks should do well although not as well as we have seen in the past several years. Large capitalization stocks are trading at record high levels relative to their earnings per share while medium and small capitalization stocks are trading much lower relative to their earnings per share. I believe the medium and small capitalization stocks should outperform the large capitalization stocks over the next 12 months causing the major indexes to show lower returns than the public has come to expect. This is because large capitalization stocks dominate the major indexes. Therefore my outlook is positive, especially for the foreign and small/medium capitalization sectors.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 1998 through July 31, 1999 was -1.77%. This compares to a 4.16% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 3.58% verses 5.43% for the Lehman Intermediate T-Bond Index.

The Analysts Fixed Income Fund is diversified between Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts. The Fund's strategy is to remain broadly diversified to reduce our exposure in any one area and reduce our volatility. The global economic crisis caused a flight to quality of global capital. This flight to quality took money out of domestic corporate, foreign corporate, and sovereign debt and put money into U.S. Treasury Bonds. Long-term interest rates have been increasing since October 1998 taking the 30-year Treasury bond from 4.75% in October 1998 to 6.20% in June 1999. In addition there has been a larger than normal issuance of corporate debt, increasing supply and the spreads relative to treasury debt. The result of this has been continued underperformance of most types of bonds relative to treasury bonds. Since the Analysts Fixed Income Fund is a blend of Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts, the Fund has underperformed the pure treasury index. The Fund compares favorably to the Merrill Lynch Corporate 10 year Index, which declined 1.76% during this one-year period. The Analysts Fixed Income Fund will continue to remain diversified between corporate debt, foreign debt, mortgage backed debt, preferred stocks, REIT's, and treasury bonds.

--------------------------------------

The international economic crisis that started in Thailand in 1997 has now ended and a world recovery is underway. Economists are predicting growth for Asia for the upcoming year, which will increase demand for goods and services. Oil prices have recovered in response to increasing demand and OPEC's production cuts. The Fed has responded by tightening the Fed Funds rate by 50 basis points in June and August 1999. The U.S. economy is in good shape with low unemployment, steady growth, and stable prices. The Fed is concerned about the tight labor markets and high capacity utilization rates. If the economy grows too fast, shortages will develop in the labor markets and production will not keep up with demand. This could lead to an inflationary environment disrupting financial markets. Long-term interest rates should remain in a range for the next 12 months between 5.5% to 6.5% as the economy slows in response to the Fed tightening. In this stable interest rate and stable price environment fixed income investments should do well. The balanced federal budget will also work to keep interest rates low as the supply of Treasury Bonds decreases. The more federal debt that is retired with budget surpluses the more downward pressure there will be on interest rates. If the government chooses to spend the surplus, whether through more spending or tax cuts, the more likely we will have higher interest rates. If the government can continue fiscal discipline and reduce the national debt, and the Fed can keep prices stable, interest rates should stay stable for the next 12 months.

ANALYSTS INTERNET.FUND
----------------------

This report covers the period May 4, 1999 (inception of the Fund) through July 31, 1999. The total return of the internet.fund from May 4, 1999 (inception of the Fund) through July 31, 1999 was 3.52%. This compares to a -17.58% rate of return for the Dow Jones Internet Composite Index (DJIC) for the same period. The total annualized return of the internet.fund from inception (May 4, 1999) through July 31, 1999 was 14.77%.

The internet stocks peaked in April 1999 after an incredible advance sparked by the decrease in short term interest rates last fall and the high level of interest in the internet. The April 13, 1999 release of the consumer price index reflected a higher than expected increase of .7% This set in motion a Fed tightening bias and a correction in the internet stocks. Internet stocks such as AOL, Amazon.com, and Yahoo are down 46%, 55%, and 48% respectively at the end of July from their historical highs. The Analysts internet.fund is invested in a broad range of internet stocks covering the internet service providers, networkers, portals, hardware manufacturers, software developers, content providers, financial service providers, e-tailers, and entertainment companies. This diversification and a blended approach of growth and value, large and small capitalization, and foreign and domestic styles have given the internet.fund better performance than the DJIC.

The international economic crisis that started in Thailand in 1997 has now ended and a world recovery is underway. Economists are predicting growth for Asia for the upcoming year, which will increase demand for goods and services. Oil prices have recovered in response to increasing demand and OPEC's production cuts. The Fed has responded by tightening the Fed Funds rate by 50 basis points in June and August 1999. The U.S. economy appears to be in good shape with low unemployment, steady growth, and stable prices. The Fed is concerned about the tight labor markets and high capacity utilization rates. If the economy grows too fast, shortages will develop in the labor markets and production will not keep up with demand. This could lead to an inflationary environment disrupting financial markets. Long-term interest rates should remain in a range for the next 12 months between 5.5% to 6.5% as the economy slows in response to the Fed tightening. In this stable interest rate and stable price environment, technology stocks should do well as new technologies are created and applications for the internet are expanded. Some internet advances we are seeing are voice communications over the internet, high speed access over cable, computerless access to the internet, digital music and movie downloads, and an increase of products available through e-tailing. The telecommunication industry will consolidate as cable, telephone and TV become part of one monthly package. The internet will improve the efficiency of the economy by reducing overhead of retailers (eliminating "bricks and mortar"), reducing the middle layer of distribution, and increasing the information available to the public. I am very bullish on the internet and related technologies not only for the companies directly involved, but for the entire U.S. economy. I believe that internet technologies will be the engine that drives the economy, creating new efficiencies, raising productivity, and raising the U.S. standard of living. Therefore my outlook is positive and although the internet stocks are extremely volatile, a diversified portfolio spread across many sectors will do very well long term.


Lee Manzler
President and Portfolio Manager
August 31, 1999

[Graph Depicted Here]
The following graph would show the comparison of a $10,000 investment between the Analyst Stock Fund and the Dow Jones World Index from July 1993 through July 1999.


Analysts Stock Fund
Growth of a $10,000 Investment
Compared to Dow Jones World Index
From 8/25/93 Thru 1/31/99

Analysts Investment Trust Stock Fund
to
Dow Jones World Index


                                                                                                               DJ
                                                                                                 AIT STOCK    WORLD
                                                                                    DATE          STOCK       INDEX
                                                                                    ----          -----       -----

Average Annual Total Return                                                         Jul-93        10000       10000
For the Period Ending 7/31/99                                                       Aug-93        10649       10210
1 Year: 14.36%  5 Years:  14.69%     Since Inception (8/25/93):  14.04%             Sep-93        10796        9978
                                                                                    Oct-93        11189       10199
                                                                                    Nov-93        10821        9559
                                                                                    Dec-93        11345        9981
                                                                                    Jan-94        11835       10658
Average Annual Total Return                                                         Feb-94        11574       10491
For the Period Ending 6/30/99                                                       Mar-94        10971       10044
1 Year: 12.51%  5 Years:  15.76%     Since Inception (8/25/93):  14.25%             Apr-94        11023       10319
                                                                                    May-94        10960       10319
                                                                                    Jun-94        10602       10298
                                                                                    Jul-94        10990       10468
                                                                                    Aug-94        11353       10694
                                                                                    Sep-94        11268       10504
                                                                                    Oct-94        11369       10711
                                                                                    Nov-94        10944       10184
                                                                                    Dec-94        10982       10239
                                                                                    Jan-95        10971       10011
                                                                                    Feb-95        11161       10118
                                                                                    Mar-95        11450       10577
                                                                                    Apr-95        11706       10933
                                                                                    May-95        12024       11014
                                                                                    Jun-95        12214       10981
                                                                                    Jul-95        12641       11485
                                                                                    Aug-95        12649       11270
                                                                                    Sep-95        12888       11499
                                                                                    Oct-95        12522       11327
                                                                                    Nov-95        12899       11669
                                                                                    Dec-95        13161       11993
                                                                                    Jan-96        13366       12215
                                                                                    Feb-96        13476       12241
                                                                                    Mar-96        13575       12402
                                                                                    Apr-96        13866       12704
                                                                                    May-96        14027       12686
                                                                                    Jun-96        13982       12700
                                                                                    Jul-96        13506       12187
                                                                                    Aug-96        13781       12319
                                                                                    Sep-96        14134       12799
                                                                                    Oct-96        14278       12816
                                                                                    Nov-96        15062       13497
                                                                                    Dec-96        15074       13263
                                                                                    Jan-97        15582       13359
                                                                                    Feb-97        15847       13501
                                                                                    Mar-97        15626       13185
                                                                                    Apr-97        15977       13543
                                                                                    May-97        16803       14402
                                                                                    Jun-97        17329       15056
                                                                                    Jul-97        18299       15744
                                                                                    Aug-97        17567       14790
                                                                                    Sep-97        18449       15565
                                                                                    Oct-97        17467       14640
                                                                                    Nov-97        17642       14845
                                                                                    Dec-97        18000       14976
                                                                                    Jan-98        18180       15278
                                                                                    Feb-98        18996       16325
                                                                                    Mar-98        19963       16981
                                                                                    Apr-98        19999       17101
                                                                                    May-98        19561       17009
                                                                                    Jun-98        19590       17286
                                                                                    Jul-98        19073       17208
                                                                                    Aug-98        16611       14805
                                                                                    Sep-98        17309       15102
                                                                                    Oct-98        18508       16503
                                                                                    Nov-98        19461       17416
                                                                                    Dec-98        20483       18223
                                                                                    Jan-99        20658       18573
                                                                                    Feb-99        20401       18021
                                                                                    Mar-99        20503       18735
                                                                                    Apr-99        21532       19572
                                                                                    May-99        21059       18848
                                                                                    Jun-99        22033       19772
                                                                                    Jul-99        21811       19619


[Graph Depicted Here]

The following graph would show the comparison of a $10,000 investment between the Analyst Fixed Income Fund and the Lehman Intermediate T-Bond Index from July 1993 through July 1999.





Analysts Fixed Income Fund
Growth of a $10,000 Investment
Compared to Lehman Intermediate T-Bond Index
From 8/25/93 Thru 1/31/99

Analysts Investment Trust Fixed Income Fund to
Lehman Intermediate T-Bond Index

                                                                                                AIT         LEHMAN
                                                                                               FIXED        T-BOND
                                                                                   DATE        INCOME       INDEX
                                                                                   ----        ------       -----

Average Annual Total Return                                                        Jul-93       10000        10000
For the Period Ending 7/31/99                                                      Aug-93        9885        10034
1 Year: -1.77%  5 Years:  5.51%     Since Inception (8/25/93):  3.58%              Sep-93        9851        10077
                                                                                   Oct-93        9850        10091
                                                                                   Nov-93        9691        10042
                                                                                   Dec-93        9699        10085
                                                                                   Jan-94        9913        10186
Average Annual Total Return                                                        Feb-94        9787        10054
For the Period Ending 6/30/99                                                      Mar-94        9454         9912
1 Year: -0.90%   5 Years:  6.12%     Since Inception (8/25/93):  3.78%             Apr-94        9450         9844
                                                                                   May-94        9432         9854
                                                                                   Jun-94        9259         9860
                                                                                   Jul-94        9423         9983
                                                                                   Aug-94        9398        10012
                                                                                   Sep-94        9225         9927
                                                                                   Oct-94        9082         9934
                                                                                   Nov-94        9013         9886
                                                                                   Dec-94        9081         9882
                                                                                   Jan-95        9293        10048
                                                                                   Feb-95        9547        10244
                                                                                   Mar-95        9574        10296
                                                                                   Apr-95        9708        10417
                                                                                   May-95       10138        10710
                                                                                   Jun-95       10168        10782
                                                                                   Jul-95       10140        10782
                                                                                   Aug-95       10241        10868
                                                                                   Sep-95       10346        10939
                                                                                   Oct-95       10446        11062
                                                                                   Nov-95       10566        11199
                                                                                   Dec-95       10726        11313
                                                                                   Jan-96       10856        11412
                                                                                   Feb-96       10671        11282
                                                                                   Mar-96       10632        11228
                                                                                   Apr-96       10572        11193
                                                                                   May-96       10600        11189
                                                                                   Jun-96       10687        11309
                                                                                   Jul-96       10731        11343
                                                                                   Aug-96       10757        11347
                                                                                   Sep-96       10915        11493
                                                                                   Oct-96       11128        11682
                                                                                   Nov-96       11366        11824
                                                                                   Dec-96       11386        11763
                                                                                   Jan-97       11387        11802
                                                                                   Feb-97       11483        11816
                                                                                   Mar-97       11288        11751
                                                                                   Apr-97       11401        11882
                                                                                   May-97       11536        11973
                                                                                   Jun-97       11687        12076
                                                                                   Jul-97       12023        12302
                                                                                   Aug-97       11892        12252
                                                                                   Sep-97       12145        12388
                                                                                   Oct-97       12135        12534
                                                                                   Nov-97       12272        12560
                                                                                   Dec-97       12433        12666
                                                                                   Jan-98       12615        12830
                                                                                   Feb-98       12567        12812
                                                                                   Mar-98       12573        12853
                                                                                   Apr-98       12528        12913
                                                                                   May-98       12573        13001
                                                                                   Jun-98       12576        13090
                                                                                   Jul-98       12542        13142
                                                                                   Aug-98       12222        13401
                                                                                   Sep-98       12700        13727
                                                                                   Oct-98       12623        13756
                                                                                   Nov-98       12679        13700
                                                                                   Dec-98       12627        13757
                                                                                   Jan-99       12656        13809
                                                                                   Feb-99       12381        13609
                                                                                   Mar-99       12433        13703
                                                                                   Apr-99       12616        13744
                                                                                   May-99       12509        13656
                                                                                   Jun-99       12464        13677
                                                                                   Jul-99       12321        13689






                           INDEPENDENT AUDITORS REPORT
                           ---------------------------



To the Shareholders and
Board of Trustees
Analysts Investment Trust


We have audited the accompanying statements of assets and liabilities of the Analysts Investment Trust (comprising, respectively, the Stock Fund, the Fixed Income Fund, and the internet.fund), including the schedules of investments in securities as of July 31, 1999, the related statements of operations of the Stock Fund and the Fixed Income Fund for the year then ended and the internet.fund for the period from inception (May 4, 1999) through July 31, 1999, the statements of changes in net assets of the Stock Fund and the Fixed Income Fund for each of the two years in the period then ended and the internet.fund for the period from inception (May 4, 1999) through July 31, 1999, and financial highlights of the Stock Fund and the Fixed Income Fund for each of the five years in the period then ended and the internet.fund for the period from inception (May 4, 1999) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Analysts Investment Trust as of July 31, 1999, the results of operations of the Stock Fund and the Fixed Income Fund for the year then ended and the internet.fund for the period from inception (May 4, 1999) through July 31, 1999, the changes in net assets of the Stock Fund and the Fixed Income Fund for each of the two years in the period then ended and the internet.fund for the period from inception (May 4, 1999) through July 31, 1999, and the financial highlights of the Stock Fund and the Fixed Income Fund for each of the five years in the period then ended and the internet.fund for the period from inception (May 4, 1999) through July 31, 1999 in conformity with generally accepted accounting principles.




Berge & Company LTD
Cincinnati, Ohio
August 25, 1999

ANALYSTS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 1999



                                                STOCK       FIXED INCOME
                                                FUND            FUND      INTERNET.FUND
                                                ----            ----      -------------

ASSETS

Investment securities, at value              $ 8,952,483    $ 3,809,418    $ 786,256
Dividends and interest receivable                  8,027         46,187          703
Receivable for investment security sold             --              103         --
Cash                                              25,175         15,731        1,295
                                             -----------    -----------    ---------
Total Assets                                   8,985,685      3,871,439      788,254

LIABILITIES

Payable for investment security purchased           --             --         34,529
Management fee payable                            15,017          4,860        1,744
                                             -----------    -----------    ---------
Total Liabilities                                 15,017          4,860       36,273
                                             -----------    -----------    ---------
NET ASSETS                                   $ 8,970,668    $ 3,866,579    $ 751,981
                                             ===========    ===========    =========

Net assets consist of:

Capital shares                               $ 5,925,006    $ 4,121,068    $ 768,320
Accumulated undistributed net investment
   income (loss)                                 (34,031)        19,959       (2,013)
Accumulated net realized gains (losses)
   from securities transactions                1,696,862         14,743         --
Net unrealized appreciation (depreciation)
   on investments                              1,382,831       (289,191)     (14,326)
                                             -----------    -----------    ---------

NET ASSETS                                   $ 8,970,668    $ 3,866,579    $ 751,981
                                             ===========    ===========    =========

Net asset value, offering price, and
   redemption price per share                $     28.41    $     13.24    $    9.86
                                             ===========    ===========    =========
Fund shares outstanding                          315,731        291,978       76,263
                                             ===========    ===========    =========





6               See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1999

COMMON STOCK:  93.6%

Large Capitalization U.S. Stocks:     39.1%

SHARES                                                             VALUE
------                                                             -----

  5,500   Abbott Laboratories                                   $236,155
  4,100   Ameritech Corporation                                  300,325
  4,900   Banc One Corporation                                   267,356
  7,300   Cincinnati Financial Corporation                       274,663
 11,100   Comair Holdings Inc.                                   271,256
  6,600   Dell Computer Corporation *                            269,775
  3,000   Diamonds Trust                                         319,125
  3,800   Intel Corporation                                      262,200
  9,000   Kroger Co. *                                           236,813
 10,000   Office Depot Inc.                                      187,500
  8,700   Oracle Corporation *                                   331,144
  3,000   Proctor & Gamble Corporation                           271,500
  2,100   S&P 500 Depository Trust                               278,775
                                                               ---------
          Total (Cost:  $2,985,382)                            3,506,587

Small/Medium Capitalization U.S. Stocks:  19.8%

  8,200   Airborne Freight Corporation                           204,487
  6,400   Dallas Semiconductor                                   326,000
 18,000   Pomeroy Computer Resources                             259,875
  3,600   S&P 400 Deposit Receipt                                276,075
 25,000   Shoe Carnival                                          334,375
  9,500   Speedway Motorsports *                                 370,500
                                                               ---------
          Total (Cost:  $1,468,832)                            1,771,312

Foreign Stocks:  31.9%

  8,200   Cadbury Schweppes PLC                                  210,638
  2,500   DaimlerChrysler Corporation                            180,625
 10,000   Elan Corporation                                       290,625
  5,800   Royal Dutch                                            353,800
  3,200   TDK Corporation ADR                                    320,400
  1,500   Vodafone Group PLC ADR                                 315,750
  9,800   WEBS-Italy                                             226,625
 26,000   WEBS-Japan                                             349,375
 13,000   WEBS-United Kingdom                                    276,250
  3,800   WPP Group PLC ADR                                      340,100
                                                             -----------
          Total (Cost:  $2,301,973)                            2,864,188

Natural Resources Stocks:  2.8%

  9,800   First Industrial Realty (Cost $256,644)               $253,575
                                                             -----------

MONEY MARKET MUTUAL FUND:  6.2%

556,821   Firstar Stellar Treasury Fund                          556,821
                                                             -----------

TOTAL INVESTMENT SECURITIES AT VALUE
  (COST:  $7,569,652)  99.8%                                   8,952,483

ALL OTHER ASSETS LESS LIABILITIES  0.2%                           18,185
                                                            ------------
NET ASSETS  100%                                             $ 8,970,668
                                                            ============

* Non-dividend paying investment.



                See accompanying notes to financial statements.               7



ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1999

COMMON STOCK:  33.7%

Real Estate Investment Trusts:  10.4%

SHARES                                                             VALUE
------                                                             -----

  2,050   American Health Properties                             $37,797
  4,000   Berkshire Realty, Inc.                                  46,750
  1,400   Carramerica Realty Corporation                          33,775
  3,580   Commercial Net Lease                                    42,065
  4,200   Dynex Capital, Inc.                                      9,975
  3,200   First Industrial Realty                                 82,800
  2,350   HRPT Properties                                         33,341
  1,500   Hospitality Properties                                  40,875
  1,489   Omega Healthcare Investors                              34,247
  1,650   Simon Debartolo Group, Inc.                             43,828
                                                                 -------
          Total (Cost: $462,091)                                 405,453

Closed End Mutual Funds:  23.3%

 15,000   Dreyfus Strategic Government
          Income                                                 128,438
 11,700   Duff & Phelps Bond Income                              167,456
 10,900   Kleinwort Benson Australian Income                      72,212
 19,800   Putnam Premier Income Fund                             142,312
  6,294   Scudder Global High Income Fund                         33,437
  9,200   Templeton Emerging Markets Income                       96,600
 20,000   Templeton Global Government Fund                       126,250
 20,000   Templeton Global Income Fund                           132,500
                                                                 -------
          Total (Cost$1,092,820)                                 899,205
                                                                --------

TOTAL COMMON STOCK (COST:  $1,554,911)                         1,304,658

PREFERRED STOCKS:  7.0%

  2,000   Carolina Power & Light Company                          50,750
  2,000   Citigroup Cap I PFD                                     50,125
  2,000   Consolidated Edison PFD                                 49,250
  2,000   Unum Corporation MIDS                                   50,500
  3,000   Vornado Realty Trust                                    70,500
                                                                 -------
TOTAL PREFERRED STOCK (COST:  $274,813)                          271,125

CORPORATE BONDS:  37.6%

 FACE
 ----

 35,000   Texaco Capital Corp. 9.0%, 12/15/99                     35,432
 50,000   DuPont E I De Nemours &
            Company 9.15%, 4/15/00                                51,136
 46,000   Household Financial 9.625%, 7/15/00                     47,547
  5,000   First Chicago Corporation 11.25%, 2/20/01                5,364
  5,000   Bankamerica Corporation 8.375%, 3/15/02                  5,213
100,000   Associates Corporation 6.375%, 7/15/02                  99,171
100,000   Sony Corporation 6.125%, 3/4/03                         98,597


8                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1999

CORPORATE BONDS:  37.6% (CONTINUED)

FACE
----

100,000   Kentucky Power 6.65% 5/01/03                           $99,152
 10,000   General Motors Corporation 8.875%, 5/15/03              10,655
 10,000   Consolidated National Gas Company 5.75%, 8/01/03         9,659
 50,000   New York Telephone Company 5.625%, 11/01/03             48,282
 50,000   American Telephone & Telegraph Company 6.75%, 4/1       50,188
 50,000   Nationsbank Corporation 7.75%, 8/15/04                  51,739
 10,000   Southwestern Bell 5.75%, 9/1/04                          9,517
100,000   Salomon Smith Barney 6.25%, 1/15/05                     96,153
 50,000   Pacific Bell Telephone Company 6.25%, 3/1/05            49,313
 50,000   U.S. West Communications 6.125%, 11/15/05               47,907
150,000   Loews Corporation 6.75%, 12/15/06                      144,792
100,000   Entergy Corporation 6.45%, 4/1/08                       93,984
100,000   Oakwood Homes Corporation 8.125%, 3/1/09                96,062
100,000   GE Capital Corporation 8.65%, 5/15/09                  112,428
 30,000   Chemical Banking Corporation 7.5%, 5/15/10              28,948
 50,000   Citicorp 7.0%, 12/15/10                                 46,899
 50,000   J.P. Morgan 6.610% 12/15/10                             45,913
 10,000   Caterpillar Inc. Del. 9.375%, 8/15/11                   11,557
 50,000   Aetna Life & Cas Company 6.75%, 9/15/13                 46,493
 10,000   International Business Machines 8.375%, 11/1/19         11,450
                                                               ---------
TOTAL CORPORATE BONDS (COST:  $1,486,242)                      1,453,551

U.S. GOVERNMENT OBLIGATIONS/CD:  10.5%

100,000   First National Bank Keystone 5.6%, 9/16/03             100,000
300,000   United States Treasury Notes 6.5%, 10/15/06            306,937
                                                                 -------
TOTAL U.S. GOVERNMENT OBLIGATIONS/CD (COST: $399,578)            406,937

MORTGAGE BACKED OBLIGATIONS:  5.4%

  1,655   Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18       1,703
  4,891   FHLMC REMIC 1991 Trust 1177 Class 1, 6.95%, 1/15/21      4,922
 14,454   FNMA REMIC Series 93-1601, 6.5%, 7/25/22                13,762
 12,000   FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22        11,915
 12,000   FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23              11,327
 20,000   FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23       17,022
 20,000   FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23      18,655
 20,000   FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23     18,518
 12,000   FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23      11,277
 12,000   FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23         11,318
  4,000   FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23       3,741
100,000   EFLOT 1998-2 9.03%, 6/25/24                             83,750
                                                                 -------
TOTAL MORTGAGE BACKED OBLIGATIONS (COST:  $217,829)              207,910

MONEY MARKET MUTUAL FUND:  4.3%

165,237   Firstar Stellar Treasury Fund                          165,237
                                                                 -------

TOTAL INVESTMENT SECURITIES AT VALUE (COST: $4,098,609) 98.5%  3,809,418

ALL OTHER ASSETS LESS LIABILITIES  1.5%                           57,161
                                                             -----------
NET ASSETS  100%                                             $ 3,866,579
                                                             ===========





                See accompanying notes to financial statements.               9



ANALYSTS INVESTMENT TRUST
ANALYSTS INTERNET.FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1999

COMMON STOCK:  78.0%

Large Capitalization U.S. Stocks:  44.1%

 SHARES                                                           VALUE
 ------                                                           -----
    200   Amazon.com *                                           $20,013
    200   America Online, Inc. *                                  19,025
    500   AT&T                                                    25,969
    400   Banc One Corporation                                    21,825
    430   Citrix Systems *                                        22,387
    540   Dell Computer Corporation *                             22,073
    180   Donaldson Lufkin                                         9,304
    200   IBM                                                     25,137
    600   Infoseek *                                              22,838
    264   Lucent Technologies                                     17,176
    320   Lycos, Inc. *                                           13,220
    200   Microsoft Corporation *                                 17,162
    620   Mindspring *                                            20,809
  1,000   Oracle Corporation *                                    38,062
    200   Sun Microsystems *                                      13,575
    320   Verio, Inc. *                                           22,820
                                                                 -------
          Total (Cost:  $329,815)                                331,395

Small/Medium Capitalization U.S. Stocks:  28.2%

  1,350   Audio Highway *                                         20,419
    660   Barnes & Noble *                                        14,891
    470   Black Box Corporation *                                 23,852
  2,400   Boundless Technologies *                                12,900
  1,600   Cabletron Systems *                                     19,300
    490   Earthlink *                                             23,673
  1,900   Edify Corporation *                                     20,425
  1,000   Excalibur Technologies *                                10,812
  1,900   Infonautics *                                           13,300
    400   Innodata Corporation *                                   3,700
    600   R.H. Donnelly                                           10,538
  1,600   Spyglass *                                              21,600
  1,000   Vocaltech Communications *                              10,313
    300   IMall, Inc. *                                            6,094
                                                               ---------
          Total (Cost:  $224,836)                                211,817

Foreign Stocks:  5.7%

    280   Nortel Networks                                         24,815
    510   Pacific Internet *                                      18,200
                                                               ---------
          Total (Cost:  $45,903)                                  43,015
                                                               ---------
TOTAL COMMON STOCK (COST:  $600,533)                             586,227

MONEY MARKET MUTUAL FUND:  26.6%

200,029   Firstar Stellar Treasury Fund                          200,029
                                                               ---------

TOTAL INVESTMENT SECURITIES AT VALUE (COST:  $800,582)  104.6%   786,257

ALL OTHER ASSETS LESS LIABILITIES (4.6%)                         (34,275)
                                                               ---------
NET ASSETS  100%                                                $751,981
                                                               =========

*Non-dividend paying investment.



10              See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
STATEMENTS OF OPERATIONS



                                                                            PERIOD FROM
                                                                            INCEPTION
                                                                           (MAY 4, 1999)
                                                                             THROUGH
                                                YEAR ENDED JULY 31, 1999   JULY 31, 1999
                                               --------------------------  -------------
                                                              FIXED INCOME
                                                 STOCK FUND       FUND     INTERNET.FUND
                                                 ----------       ----     -------------
INVESTMENT INCOME:

Dividends                                       $   153,839    $ 141,733     $  1,573
Interest                                             22,265      180,113         --
                                                -----------    ---------     --------
Total Investment Income                             176,104      321,846        1,573

EXPENSES:

Management Fee                                      169,539       68,193        3,586
                                                -----------    ---------     --------
NET INVESTMENT INCOME (LOSS)                          6,565      253,653       (2,013)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains from security transactions     1,729,257       35,047         --
Net change in net unrealized appreciation
   (depreciation) on investments                   (562,916)    (354,879)     (14,326)
                                                -----------    ---------     --------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                        1,166,341     (319,832)     (14,326)
                                                -----------    ---------     --------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                       $ 1,172,906    $ (66,179)    $(16,339)
                                                ===========    =========     ========




               See accompanying notes to financial statements.              11


ANALYSTS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                       PERIOD FROM
                                                                                                        INCEPTION
                                                                                                      (MAY 4, 1999)
                                                                                                         THROUGH
                                                   YEARS ENDED JULY 31, 1999 AND 1998                 JULY 31, 1999
                                             --------------------------------------------------       -------------
                                                                                    FIXED                INTERNET.
                                                     STOCK FUND                   INCOME FUND              FUND
                                              ------------------------         -----------------           ----
                                                  1999           1998          1999         1998
                                                  ----           ----          ----         ----
FROM OPERATIONS:

Net investment income (loss)                $     6,565    $    26,743    $   253,653    $   243,524    $  (2,013)
Net realized gains (losses) from
   security transactions                      1,729,257        (23,447)        35,047         13,073         --
Net change in net unrealized appreciation
   (depreciation) on investments               (562,916)       298,454       (354,879)       (70,735)     (14,326)
                                            -----------    -----------    -----------    -----------    ---------

Increase (decrease) in net assets from
   operations                                 1,172,906        301,750        (66,179)       185,862      (16,339)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                       50,841         17,818        256,768        238,220         --
From capital gains                                 --           43,883           --             --           --
                                            -----------    -----------    -----------    -----------    ---------

Decrease in net assets from distributions
   to shareholders                               50,841         61,701        256,768        238,220         --

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                     1,839,261      3,314,488      1,145,875      1,492,824      780,232
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                  50,841         61,701        230,591        217,950         --
Payment for shares redeemed                  (2,223,333)    (1,822,896)    (1,859,341)    (1,010,987)     (11,912)
                                            -----------    -----------    -----------    -----------    ---------

(Decrease) increase from fund share
   transactions                                (333,231)     1,553,293       (482,875)       699,787      768,320
                                            -----------    -----------    -----------    -----------    ---------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                       788,834      1,793,342       (805,822)       647,429      751,981

NET ASSETS:

Beginning of period                           8,181,834      6,388,492      4,672,401      4,024,972         --
                                            -----------    -----------    -----------    -----------    ---------
End of period                               $ 8,970,668    $ 8,181,834    $ 3,866,579    $ 4,672,401    $ 751,981
                                            ===========    ===========    ===========    ===========    =========

Accumulated undistributed net
  investment income                         $      --      $    10,244    $    19,959    $    23,075    $    --
                                            ===========    ===========    ===========    ===========    =========



12               See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - STOCK FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 1999, 1998, 1997,
1996 AND 1995 AND THE PERIOD FROM INCEPTION (AUGUST 25, 1993) THROUGH JULY 31,
1994

                                                        1999          1998         1997         1996         1995
                                                        ----          ----         ----         ----         ----

Net asset value, beginning of period                  $ 24.99       $ 24.18     $ 18.28      $ 17.87      $ 15.79
Income from investment operations:
    Net investment income                                 .02           .09         .32          .34          .24
    Net realized and unrealized gains on securities      3.56           .93        6.06          .81         2.11
                                                     --------     ---------        ------- ---------      -------
Total from investment operations                         3.58          1.02        6.38         1.15         2.35

Less distributions:
    Dividends from net investment income                 (.16)         (.06)       (.35)        (.31)        (.27)
    Dividends from capital gains                           -          (.15)        (.13)        (.43)           -
                                                     --------      --------    --------     --------        -----

Total distributions                                      (.16)         (.21)       (.48)        (.74)        (.27)
                                                     --------      --------   ---------     --------     --------

Net asset value, end of period                        $ 28.41       $ 24.99     $ 24.18      $ 18.28      $ 17.87
                                                       ======        ======      ======       ======       ======

Total return                                            14.36%         4.25%      35.47%        6.84%       15.01%
                                                       ======       =======      ======      =======       ======

Ratios/Supplemental Data:
Net assets, end of period (thousands)                 $ 8,971       $ 8,182     $ 6,388      $ 3,642     $  2,549
Ratio of expenses to average net assets                  2.00%         2.00%       2.00%        2.00%        2.00%
Ratio of net investment income to average net assets      .08%          .37%       1.54%        1.89%        1.45%
Portfolio turnover rate                                 89.30%         5.47%       5.11%        6.19%       32.02%



ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JULY 31, 1999, 1998, 1997,
1996 AND 1995 AND THE PERIOD FROM INCEPTION (AUGUST 25, 1993) THROUGH JULY 31,
1994


                                                       1999          1998         1997         1996         1995
                                                       ----          ----         ----         ----         ----

Net asset value, beginning of period                  $ 14.27       $ 14.43     $ 13.62      $ 13.57      $ 13.38
Income from investment operations:
    Net investment income                                 .78           .80         .79          .78          .80
    Net realized and unrealized gains on securities     (1.03)         (.18)        .78          .01          .18
                                                        ------      -------    --------     --------     --------
Total from investment operations                         (.25)          .62        1.57          .79          .98

Less distributions from net investment income            (.78)         (.78)       (.76)        (.74)        (.79)
                                                      -------       -------    --------     --------     --------

Net asset value, end of period                        $ 13.24       $ 14.27    $  14.43    $   13.62      $ 13.57
                                                       ======        ======     ========     =======       ======

Total return                                           (1.77%)        4.30%       12.05%       5.84%        7.61%
                                                       ======       =======     ========    ========      =======

Ratios/Supplemental Data:
Net assets, end of period (thousands)                $  3,867      $  4,672     $ 4,025    $   2,319      $ 1,477
Ratio of expenses to average net assets                  1.50%         1.50%       1.50%        1.50%        1.50%
Ratio of net investment income to average net assets     5.57%         5.50%       5.63%        5.65%        6.03%
Portfolio turnover rate                                  9.70%         9.91%       0.97%       22.34%       18.01%



                 See accompanying notes to financial statements.              13


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - INTERNET.FUND
FOR A SHARE OUTSTANDING THROUGH THE PERIOD FROM
INCEPTION (MAY 4, 1999) THROUGH JULY 31, 1999




                                                           1999
                                                           ----

Net asset value, beginning of period                    $   9.52
Income from investment operations:
    Net investment loss                                     (.04)
    Net realized and unrealized gains on securities          .38
Total from investment operations                             .34

Net asset value, end of period                          $   9.86
                                                         =======

Total return                                               14.77% *

Ratios/Supplemental Data:
Net assets, end of period (thousands)                   $    752
Ratio of expenses to average net assets                     3.00%
Ratio of net investment loss to average net assets         (1.68)%
Portfolio turnover rate                                     0.00%


*Annualized





14                 See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS



1.     SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

       Analysts Investment Trust (Trust) is registered under the Investment Advisers Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts internet.fund (internet.fund) (The Funds). The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The internet.fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the
       Trust:

       SECURITIES VALUATION - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates fair value. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the fair value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including the bank that serves as custodian for the Funds.

       OPTIONS ACCOUNTING PRINCIPLES - When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current fair value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Funds must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying investment fluctuates.

       SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

       INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS



1.     SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

       SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

       USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent.
       Actual results could differ from these estimates.

       FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

2.     INVESTMENT TRANSACTIONS

       Investment transactions in the Stock Fund and the Fixed Income Fund for the year ended July 31, 1999 and in the internet.fund for the period from inception (May 4, 1999) through July 31, 1999, are as follows:


                                                                            FIXED
                                                     STOCK FUND          INCOME FUND         INTERNET.FUND
                                                     ----------          -----------         -------------

       Purchase of investment securities             $ 7,035,088           $ 399,230            $ 600,553
       Proceeds from sales and maturities
         of investment securities                      6,433,364             898,681                 -

       The table above includes U.S. Government Securities of $731,125 sold by the Fixed Income Fund. There were no sales of U.S. Government Securities by either the Stock Fund or the internet.fund during the year. There were no purchases of U.S.
       Government Securities by any of the funds in fiscal 1999.

3.     TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

       The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of Equity Analysts, Inc., registered investment advisor to the Trust. In addition, each of these individuals is a shareholder of the Funds. Each Fund's investments are managed by the Advisor under the terms of a Management Agreement.

       Under the Management Agreement, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Advisor's agreement to pay the above Fund expenses, each Fund pays the Advisor a fee, computed and accrued daily, based upon the following rates:

                                                                       FIXED
           AVERAGE DAILY ASSETS                STOCK FUND           INCOME FUND       INTERNET.FUND
           --------------------                ----------           -----------       -------------

       Up to and including $20 million           2.00%               1.50%                3.00%
       From $20 million to $40 million           1.75%               1.25%                2.75%
       From $40 million to $100 million          1.50%               1.00%                2.50%
       Above $100 million                         .75%                .75%                2.25%

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS



4.     FUND SHARE TRANSACTIONS

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:

                                                                             FIXED              INTERNET.
                                                     STOCK FUND            INCOME FUND            FUND
                                                     ----------            -----------            ----
       Shares sold                                       71,488               81,864              77,389
       Shares issued from reinvestment
          of distributions                                1,974               16,688                -
       Shares redeemed                                  (85,092)            (133,992)             (1,116)
                                                      ---------             --------             -------
       Net (decrease) increase                          (11,630)             (35,440)             76,263
       Shares at beginning of period                    327,361              327,418                -
                                                       --------             --------            --------
       Shares at end of period                          315,731              291,978              76,263
                                                       ========             ========             =======


5.     SECURITY TRANSACTIONS

       For Federal income tax purposes, the cost of investments owned at July 31, 1999 was the same as identified cost. At July 31, 1999, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:

                                             GROSS                  GROSS                NET APPRECIATION
                                         APPRECIATION           DEPRECIATION              (DEPRECIATION)
                                         ------------           ------------              --------------
         Stock Fund                     $ 1,575,765              $ (192,934)                $ 1,382,831
         Fixed Income Fund                   48,778                (337,969)                   (289,191)
         internet.fund                       31,901                 (46,227)                    (14,326)


                              TRUSTEES AND OFFICERS


David Lee Manzler Jr.
President, Treasurer & Trustee

David L. Manzler Sr.
Vice President, Secretary & Trustee

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

David J. Orth
Trustee

Anthony J. Schement
Trustee

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242


CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


GENERAL COUNSEL
Brown, Cummins & Brown Co. LPA
441 Vine Street
3500 Carew Tower
Cincinnati, OH  45202


AUDITORS
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202








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